Other current liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Other Liabilities Disclosure [Abstract]
Schedule of other current liabilities

Other current liabilities consisted of the following:

	June 30,	December 31,
	2025	2024
Withholding tax payable	182	454,883
Other current liabilities	95,410	(311,810)
Total other current liabilities	$95,592	$143,073